Financial Assets Measured at Fair Value through Profit and Loss (Details) - MYR (RM)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Unique Fire Holdings Berhad [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Equity investment		RM 7,981
Disposed the investment to a third party for a cash consideration	RM 7,981
Zero Carbon Farms Ltd [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Equity investment		RM 64,812
Fair value loss of recognized in the profit loss	RM 64,812